INVESTMENTS - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Santo Antnio Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Collateral in guarantee	R$ 769,897
Other provisions	492,017
Deferred amount of other claims with an additional amount estimated	226,000
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Provision for short liabilities	R$ 705,864
Norte Energia S.A - NESA
Investments in subsidiaries, joint ventures and associates [abstract]
Percentage of participation	49.98%	49.98%
Recoverable value of investment	R$ 8,124,808
Recorded book value of investment	16,256,118
Amount of investment to reach 100% of investment	R$ 6,384,303
Madeira Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Percentage of participation	43.00%	43.00%
Recorded book value of investment		R$ 906,289
Madeira Energia S.A. | Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Percentage of participation	43.06%